PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution 2040 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 8 .2%
52,495  Vanguard FTSE
Developed Markets
ETF
$ 2,633,674
6 .3
13,420  Vanguard Long-Term
Treasury ETF
795,001
1 .9
Total Exchange-Traded
Funds
(Cost $2,856,642)
3,428,675
8 .2
MUTUAL FUNDS : 91 .8%
Affiliated Investment Companies : 91 .8%
119,296  Voya High Yield Bond
Fund - Class R6
820,754
2 .0
332,027  Voya Intermediate
Bond Fund - Class R6
2,881,997
6 .9
268,011  Voya Large Cap Value
Portfolio - Class R6
1,696,507
4 .1
165,619  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,664,467
4 .0
288,521  Voya Multi-Manager
International Equity
Fund - Class I
2,991,967
7 .2
348,576  Voya Multi-Manager
International Factors
Fund - Class I
3,335,874
8 .0
102,660  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,066,635
2 .6
23,269  Voya Russell Large
Cap Growth Index
- Class I
1,651,626
4 .0
14,433
(1)
Voya Small Cap
Growth Fund - Class
R6
630,277
1 .5
68,968  Voya Small Company
Fund - Class R6
1,049,687
2 .5
638,532  Voya U.S. Stock Index
Portfolio - Class I
12,553,538
30 .1
130,336  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
1,227,765
2 .9
58,074  VY
®
Invesco Comstock
Portfolio - Class I
1,279,372
3 .1
112,496  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
3,089,138
7 .4
90,230  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,039,450
2 .5
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
12,992  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,242,518
3 .0
Total Mutual Funds
(Cost $33,788,407)
38,221,572
91 .8
Total Long-Term
Investments
(Cost $36,645,049)
41,650,247
100 .0
Total Investments in
Securities
(Cost $36,645,049) $ 41,650,247 100 .0
Liabilities in Excess
of Other Assets (2,455) 0.0
Net Assets $ 41,647,792 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution 2040 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 3,428,675 $ — $ — $ 3,428,675
Mutual Funds 38,221,572 — — 38,221,572
Total Investments, at fair value $ 41,650,247 $ — $ — $ 41,650,247
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 791,812 $ 96,753 $ (62,265) $ (5,546) $ 820,754 $ 13,391 $ 2,201 $ —
Voya Intermediate Bond Fund -
Class R6
2,720,608 454,762 (261,515) (31,858) 2,881,997 30,902 (1,615) —
Voya Large Cap Value Portfolio -
Class R6
1,704,722 105,657 (224,891) 111,019 1,696,507 — 43,220 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,991,981 107,102 (457,055) 22,439 1,664,467 — 24,421 —
Voya Multi-Manager International
Equity Fund - Class I
2,734,608 464,822 (349,168) 141,705 2,991,967 — (26,836) —
Voya Multi-Manager International
Factors Fund - Class I
3,158,683 392,475 (382,860) 167,576 3,335,874 — (8,405) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
982,535 78,713 (101,951) 107,338 1,066,635 — (16,646) —
Voya Russell Large Cap Growth
Index - Class I
1,635,675 103,073 (190,006) 102,884 1,651,626 — 66,730 —
Voya Small Cap Growth Fund -
Class R6
608,205 38,653 (64,591) 48,010 630,277 — 9,254 —
Voya Small Company Fund - Class
R6
1,028,264 91,516 (78,869) 8,776 1,049,687 — 5,633 —
Voya U.S. Stock Index Portfolio -
Class I
11,391,369 1,048,663 (913,229) 1,026,735 12,553,538 — 116,531 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
1,141,846 233,169 (141,976) (5,274) 1,227,765 — (15,078) —
VY
®
Invesco Comstock Portfolio -
Class I
1,203,814 83,104 (117,248) 109,702 1,279,372 — (3,834) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
2,971,624 212,385 (310,909) 216,038 3,089,138 — (69,160) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
982,137 70,759 (140,190) 126,744 1,039,450 — (23,819) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,321,726 79,890 (246,713) 87,615 1,242,518 — 57,143 —
$ 36,369,609 $ 3,661,496 $ (4,043,436) $ 2,233,903 $ 38,221,572 $ 44,293 $ 159,740 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
Voya Solution 2040 Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,021,058
Gross Unrealized Depreciation (15,860)
Net Unrealized Appreciation $ 5,005,198